Supplementary cash flow information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Supplementary cash flow information
Assets acquired	€ (116,628,000)	€ (542,688,000)
Liabilities assumed	5,541,000	133,695,000
Noncontrolling interest subject to put provisions	0	8,031,000
Noncontrolling interests	43,526,000	55,049,000
Non-cash consideration	5,814,000	9,966,000
Cash paid	61,747,000	335,947,000
Less cash acquired	(2,002,000)	(6,947,000)
Net cash paid for acquisitions	59,745,000	329,000,000
Cash paid for investments	245,006,000	15,189,000
Cash paid for intangible assets	40,793,000	7,366,000
Total cash paid for acquisitions and investments, net of cash acquired and purchases of intangible assets	(345,544,000)	(351,555,000)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	1,662,298,000	170,000
Cash received from divestitures of available for sale financial assets	83,000	9,431,000
Cash received from repayment of loans	77,000	33,000
Proceeds from divestitures	€ 1,662,458,000	€ 9,634,000